Unaudited Condensed Consolidated Statements of Changes in Stockholders’ Deficit - USD ($)	Common stock Class A	Common stock Class B	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2022	$ 95	$ 888		$ (8,770,255)	$ (8,769,272)
Balance (in Shares) at Dec. 31, 2022	953,750	8,881,250
Conversion of Class B common stock to Class A common stock	$ 888	$ (888)
Conversion of Class B common stock to Class A common stock (in Shares)	8,881,250	(8,881,250)
Class A common stock to be transferred to fund promissory note			239,759		239,759
Excise tax payable attributable to redemption of Class A common stock				(2,396,049)	(2,396,049)
Remeasurement of common stock subject to redemption				(5,445,229)	(5,445,229)
Net (loss) income				1,339,504	1,339,504
Balance at Dec. 31, 2023	$ 983		239,759	(15,272,029)	(15,031,287)
Balance (in Shares) at Dec. 31, 2023	9,835,000
Remeasurement of common stock subject to redemption			(239,759)	(93,945)	(333,704)
Excise tax payable attributable to redemption of common stock				(101,797)	(101,797)
Net (loss) income				(601,527)	(601,527)
Balance at Mar. 31, 2024	$ 983			(16,069,298)	(16,068,315)
Balance (in Shares) at Mar. 31, 2024	9,835,000
Balance at Dec. 31, 2023	$ 983		239,759	(15,272,029)	(15,031,287)
Balance (in Shares) at Dec. 31, 2023	9,835,000
Net (loss) income					(836,945)
Balance at Jun. 30, 2024	$ 983			(16,526,052)	(16,525,069)
Balance (in Shares) at Jun. 30, 2024	9,835,000
Balance at Dec. 31, 2023	$ 983		239,759	(15,272,029)	(15,031,287)
Balance (in Shares) at Dec. 31, 2023	9,835,000
Class A common stock to be transferred to fund promissory note			162,894		162,894
Excise tax payable attributable to redemption of Class A common stock				(216,777)	(216,777)
Remeasurement of common stock subject to redemption			(402,653)	(723,614)	(1,126,267)
Net (loss) income				(2,648,946)	(2,648,946)
Balance at Dec. 31, 2024	$ 983			(18,861,366)	(18,860,383)
Balance (in Shares) at Dec. 31, 2024	9,835,000
Balance at Mar. 31, 2024	$ 983			(16,069,298)	(16,068,315)
Balance (in Shares) at Mar. 31, 2024	9,835,000
Remeasurement of common stock subject to redemption				(221,336)	(221,336)
Net (loss) income				(235,418)	(235,418)
Balance at Jun. 30, 2024	$ 983			(16,526,052)	(16,525,069)
Balance (in Shares) at Jun. 30, 2024	9,835,000
Balance at Dec. 31, 2024	$ 983			(18,861,366)	(18,860,383)
Balance (in Shares) at Dec. 31, 2024	9,835,000
Class A common stock to be transferred to fund promissory note			90,835		90,835
Remeasurement of common stock subject to redemption				117,802	117,802
Net (loss) income				(768,658)	(768,658)
Balance at Mar. 31, 2025	$ 983		90,835	(19,512,222)	(19,420,404)
Balance (in Shares) at Mar. 31, 2025	9,835,000
Balance at Dec. 31, 2024	$ 983			(18,861,366)	(18,860,383)
Balance (in Shares) at Dec. 31, 2024	9,835,000
Net (loss) income					(1,467,864)
Balance at Jun. 30, 2025	$ 983		43,527	(20,211,428)	(20,166,918)
Balance (in Shares) at Jun. 30, 2025	9,835,000
Balance at Mar. 31, 2025	$ 983		90,835	(19,512,222)	(19,420,404)
Balance (in Shares) at Mar. 31, 2025	9,835,000
Remeasurement of common stock subject to redemption			(47,308)		(47,308)
Net (loss) income				(699,206)	(699,206)
Balance at Jun. 30, 2025	$ 983		$ 43,527	$ (20,211,428)	$ (20,166,918)
Balance (in Shares) at Jun. 30, 2025	9,835,000